Intangible Assets, net (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		$ (2,800)	$ (11,443)
Net carrying amount			89,607
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross carrying amount		63,761	102,285
Accumulated amortization		(2,800)	(11,443)
Net carrying amount		60,961	90,842	$ 88,352
Amortization expense	$ 0	2,800	8,640
Future Amortization Expense on Intangible Assets
2022			9,443
2023			9,304
2024			8,664
2025			7,768
2026			7,221
Thereafter			47,207
Cosmos Tradename
Indefinite-lived Intangible Assets [Line Items]
Carrying amount		300	300
IPR&D
Indefinite-lived Intangible Assets [Line Items]
Carrying amount		208	935
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		31,541	48,612
Accumulated amortization		(899)	(3,592)
Net carrying amount		$ 30,642	$ 45,020
Weighted average useful life in years		19 years	19 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		$ (899)	$ (3,592)
Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		25,368	43,339
Accumulated amortization		(1,508)	(5,894)
Net carrying amount		$ 23,860	$ 37,445
Weighted average useful life in years		12 years	14 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		$ (1,508)	$ (5,894)
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		6,344	6,807
Accumulated amortization		(393)	(1,572)
Net carrying amount		$ 5,951	$ 5,235
Weighted average useful life in years		9 years	7 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization		$ (393)	$ (1,572)
Internal-use software licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			2,292
Accumulated amortization			(385)
Net carrying amount			$ 1,907
Weighted average useful life in years			3 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization			$ (385)